Related Party Transactions and Direction and Coordination Activity - Summary of Consolidated Statement of Financial Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of transactions between related parties [Line Items]
Non-current financial assets	€ 1,768	€ 2,698
Securities other than investments (current assets)	993	1,519
Financial receivables and other current financial assets	437	389
Cash and cash equivalents	3,575	3,964	€ 3,559	€ 4,812
Current financial assets	(5,005)	(5,872)
Non-current financial liabilities	28,108	30,469
Current financial liabilities	4,756	4,056
Trade and miscellaneous receivables and other current assets	4,959	5,426
Miscellaneous payables and other non-current liabilities	1,678	1,607
Trade and miscellaneous payables and other current liabilities	7,520	7,646
Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		520
Securities other than investments (current assets)	15	110
Financial receivables and other current financial assets	38	22
Cash and cash equivalents		621
Non-current financial liabilities	100	912
Current financial liabilities		42
Trade and miscellaneous receivables and other current assets	€ 3	9
Description of type of contract	Payables for contributions to pension funds
Total trade and miscellaneous payables and other current liabilities	€ 24	26
Current financial liabilities	€ 163	133
Financial receivables and other current financial assets [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives, loans, financing and finance lease
Cash and cash equivalents [member]
Disclosure of transactions between related parties [Line Items]
Cash and cash equivalents	€ 2,592	2,930
Cash and cash equivalents [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bank accounts and deposits.
Trade and miscellaneous receivables and other current assets [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 33	127
Trade and miscellaneous receivables and other current assets [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply of telephone and data transmission services, peripheral data networks, connections, storage, and telecommunications products and services Factoring services, supply of telephone, MPLS and international data network services, ICT services, Microsoft licenses, Internet connectivity and high-speed connections
Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 33	200
Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Factoring fees, payable resulting from the collection of receivables sold, fees for smart card top-ups/activation and commissions for payment of telephone bills by direct debit and collections via credit cards
Other minor companies [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 1	2
Total trade and miscellaneous payables and other current liabilities	1
Miscellaneous payables and other non-current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Miscellaneous payables and other non-current liabilities		2
Mediobanca group [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		80
Securities other than investments (current assets)	15	81
Financial receivables and other current financial assets	38	1
Non-current financial liabilities	100	364
Current financial liabilities	€ 163	91
Mediobanca group [member] | Non-current financial assets [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives
Mediobanca group [member] | Securities other than investments (current assets) [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bonds
Mediobanca group [member] | Financial receivables and other current financial assets [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives
Mediobanca group [member] | Non-current financial liabilities [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives, loans, financing and finance lease
Mediobanca group [member] | Current financial liabilities [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives and loans
Mediobanca group [member] | Trade and miscellaneous receivables and other current assets [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets		1
Mediobanca group [member] | Trade and miscellaneous receivables and other current assets [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Telephone and MPLS data network services and sale of data devices and equipment for fixed and mobile networks.
Mediobanca group [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 1	13
Mediobanca group [member] | Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Credit recovery activities.
Former Telco Companies [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		440
Securities other than investments (current assets)		24
Financial receivables and other current financial assets		21
Non-current financial liabilities		548
Former Telco Companies [member] | Non-current financial assets [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives, Finance lease
Former Telco Companies [member] | Securities other than investments (current assets) [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bonds
Former Telco Companies [member] | Financial receivables and other current financial assets [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives, Finance lease
Former Telco Companies [member] | Non-current financial liabilities [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Hedging derivatives and loans
Former Telco Companies [member] | Current financial liabilities [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Current accounts, hedging derivatives and payables to other lenders
Former Telco Companies [member] | Trade and miscellaneous receivables and other current assets [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets		126
Former Telco Companies [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities		183
Vivendi group [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Securities other than investments (current assets)		5
Vivendi group [member] | Securities other than investments (current assets) [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bonds
Vivendi group [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 2	4
Vivendi group [member] | Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchase of musical and television digital content (TIM MUSIC and TIM VISION)
Other directors [Member] | Trade and miscellaneous receivables and other current assets [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 3
Havas group [member] | Trade and miscellaneous receivables and other current assets [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	29
Havas group [member] | Trade and miscellaneous payables and other current liabilities [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	30
Other minor companies [member] | Trade and miscellaneous receivables and other current assets [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	1
Other related parties [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	3	37
Related parties [member]
Disclosure of transactions between related parties [Line Items]
Securities other than investments (current assets)	15
Financial receivables and other current financial assets	38
Current financial assets	(53)
Non-current financial liabilities	100
Current financial liabilities	163
Trade and miscellaneous receivables and other current assets	36
Trade and miscellaneous payables and other current liabilities	€ 60
Alfiere SPA [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		12
Description of type of contract	Shareholder loans to Alfiere S.p.A
Alfiere SPA [member] | Trade and miscellaneous receivables and other current assets [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 1
Description of type of contract	Contracts for project management, administration, corporate and compliance services, and sundry chargebacks.
Italtel group [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchases of telecommunications equipment
Italtel group [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities		33
Italtel group [member] | Trade and miscellaneous receivables and other current assets [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets		6
Description of type of contract	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
Italtel group [member] | Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply transactions connected with investment and operations activities
W.A.Y. S.r.l. [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous receivables and other current assets	€ 1	1
Total trade and miscellaneous payables and other current liabilities	€ 1	2
W.A.Y. S.r.l. [member] | Trade and miscellaneous receivables and other current assets [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply of fixed-line telephony, ICT and mobile services
W.A.Y. S.r.l. [member] | Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply and installation of geolocation equipment and related technical support services within the TIM customer offering
Movenda S.p.A. [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Information technology services and licenses for Mobile Connect Cardlets
Movenda S.p.A. [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 1	1
Movenda S.p.A. [member] | Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	SIM-card supply and certification and functional development of IT platforms.
NordCom S.p.A. [member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities		€ 1
NordCom S.p.A. [member] | Trade and miscellaneous payables and other current liabilities [Member] | Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
Discontinued Operations [member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		(19.70%)
Securities other than investments (current assets)	1.50%	7.20%
Financial receivables and other current financial assets	8.70%	5.70%
Cash and cash equivalents		15.70%
Current financial assets	1.10%	12.80%
Non-current financial liabilities	0.40%	3.00%
Current financial liabilities	3.40%	3.30%
Trade and miscellaneous receivables and other current assets	0.70%	2.50%
Miscellaneous payables and other non-current liabilities, percentage		0.10%
Trade and miscellaneous payables and other current liabilities	0.80%	3.40%
Discontinued Operations [member] | Related parties [member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		€ 532
Securities other than investments (current assets)		110
Financial receivables and other current financial assets		22
Cash and cash equivalents		621
Current financial assets		(753)
Non-current financial liabilities		912
Current financial liabilities		133
Trade and miscellaneous receivables and other current assets		136
Miscellaneous payables and other non-current liabilities		2
Trade and miscellaneous payables and other current liabilities		263
Continuing operations [member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		520
Securities other than investments (current assets)	€ 15	110
Financial receivables and other current financial assets	38	22
Cash and cash equivalents		621
Current financial assets	(53)	(753)
Non-current financial liabilities	100	912
Current financial liabilities	163	133
Trade and miscellaneous receivables and other current assets	33	127
Miscellaneous payables and other non-current liabilities		2
Trade and miscellaneous payables and other current liabilities	33	200
Continuing operations [member] | Pension funds [member]
Disclosure of transactions between related parties [Line Items]
Trade and miscellaneous payables and other current liabilities	24	26
Continuing operations [member] | Related parties [member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		532
Securities other than investments (current assets)		110
Financial receivables and other current financial assets		22
Cash and cash equivalents		621
Current financial assets		(753)
Non-current financial liabilities		912
Current financial liabilities		133
Trade and miscellaneous receivables and other current assets		136
Miscellaneous payables and other non-current liabilities		2
Trade and miscellaneous payables and other current liabilities		263
Continuing operations [member] | Associates, subsidiaries of associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Non-current financial assets		12
Trade and miscellaneous receivables and other current assets	3	9
Trade and miscellaneous payables and other current liabilities	€ 3	€ 37